Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment 12/31/22 Based on Total Shareholder Return	Net Income (Loss)
2025	$302,518	$302,518	$110,826	$110,826	$111.60	$(2,470,399)
2024	$296,764	$296,764	$109,100	$109,100	$127.88	$(1,052,948)
2023	$286,149	$286,149	$92,300	$92,300	$102.77	$205,614

Named Executive Officers, Footnote [Text Block]

(1)	No adjustments were required to the SCT total compensation amounts for purposes of Item 402(v), and “compensation actually paid” equals SCT total compensation for each year shown. The Company does not maintain a pension plan or nonqualified deferred compensation plan and did not grant equity awards to its named executive officers during the fiscal years presented. The PEO for each year was Wayne R. Willkomm, Ph.D., and the Non-PEO NEOs included in the average were Vern D. Kornelsen and Michelle Heim.

Summary Compensation Table Total for PEO	$ 302,518	$ 296,764	$ 286,149
Compensation Actually Paid to PEO	302,518	296,764	286,149
Average Summary Compensation Table Total for Non-PEO NEOs	110,826	109,100	92,300
Average Compensation Actually Paid to Non-PEO NEOs	110,826	109,100	92,300
Value of Initial Fixed $100 Investment 12/31/22 Based on Total Shareholder Return	111.60	127.88	102.77
Net Income (Loss)	$ (2,470,399)	$ (1,052,948)	$ 205,614
PEO Name	Wayne R. Willkomm, Ph.D.	Wayne R. Willkomm, Ph.D.	Wayne R. Willkomm, Ph.D.